Stock-Based Compensation - Additional Information (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions				12 Months Ended
	Apr. 26, 2019	May 02, 2018	May 01, 2011	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of common stock shares authorized to be acquired under stock options granted	116,300	74,000	912,000
Exercisable period (in years)	30 years	30 years	4 years
Grant-date fair value per share of stock options				¥ 2,281	¥ 2,948		¥ 772
Vesting period			2 years
Recognized compensation cost for stock options				¥ 265	¥ 218	¥ 0
Fair value of shares vested				265	218	0
Cash received from the exercise of stock options				¥ 0	¥ 0	¥ 0